Income Taxes (Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Computed federal taxes at statutory rate									$ 27,031	$ 25,722	$ 20,735
State income taxes, net of federal tax benefit									(482)	1,982	1,591
Tax-exempt interest income									(500)	(616)	(712)
Bank-owned life insurance									(1,074)	(1,187)	(1,044)
Tax reserve adjustment									0	24	8
Other items, net									(704)	(650)	(280)
Income tax expense	$ 5,961	$ 6,010	$ 6,497	$ 5,803	$ 6,877	$ 7,056	$ 6,573	$ 4,769	$ 24,271	$ 25,275	$ 20,298